Private Placement (Details) - LIVE OAK ACQUISITION CORP. I I [Member] - USD ($)		5 Months Ended
	Dec. 07, 2020	Dec. 31, 2020
Private Placement Details [Line Items]
Description of sale of stock		Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Warrant price per share (in Dollars per share)	$ 1.50
IPO [Member]
Private Placement Details [Line Items]
Aggregate amount of purchased shares | shares		4,666,667
Warrant price per share (in Dollars per share)		$ 1.50
Private Placement [Member]
Private Placement Details [Line Items]
Aggregate amount of purchased value		$ 7,000,000